Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Consolidated net loss	$ (55)	$ (98)	$ (3,181)	$ (4)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12		16
Share based compensation	603		485
Reverse merger cost			2,457
Change in fair value of convertible loans and warrant liability and financial expenses	(1,077)	1
Changes in operating assets and liabilities:
Other current assets	(9)	(20)	54
Accounts payable	124	25	1
Net cash used in operating activities	(402)	(92)	(168)	(4)
Cash flows from investing activities:
Purchase of property and equipment		(3)	(3)
Cash acquired in reverse merger (Appendix A)			170
Net cash used in investing activities		(3)	167
Cash flows from financing activities:
Issuance of shares of Common Stock		131	136
Proceeds on account of shares (shares to be issued)	13
Loans received from a related company			60	14
Convertible Note received	368
Issuance of warrants measured at FV	9
Net cash provided by financing activities	390	131	196	14
Effect of foreign exchange on cash and cash equivalents	(5)	(3)
Change in cash and cash equivalents	(17)	33	195	10
Cash and cash equivalents at beginning of period	206	11	11	1
Cash and cash equivalents at end of period	$ 189	$ 44	206	11
Non-Cash Activity
Purchase of Intangible Asset by issuance of common stock			163
Appendix A - Reverse Merger
Working capital (excluding cash and cash equivalents), net			(129)
Loans, convertible loans and warrants			2,752
Cost of reverse merger			2,457
Shares issued in the reverse merger			4
Cash acquired in reverse merger			$ 170